COMMITMENTS AND CONTINGENCIES (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Commitments And Contingencies Textual [Abstract]
Operating Leases, Rent Expense	$ 201,000	$ 73,000
Operating Leases, Future Minimum Payments Due	400,000
Operating Leases, Future Minimum Payments Due, Next Twelve Months	200,000
Operating Leases, Future Minimum Payments, Due in Two Years	$ 200,000